ACCOUNTS RECEIVABLE, NET	9 Months Ended
Sep. 30, 2021
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET

4.	ACCOUNTS RECEIVABLE, NET

The following table sets forth the components of the Company’s accounts receivable at September 30, 2021, and December 31, 2020:

	September 30, 2021	December 31, 2020

Billed accounts receivable	$376,529	$443,806
Unbilled accounts receivable	137,408	188,029
Allowance for doubtful accounts	(41,878)	(43,903)
Total accounts receivable, net	$472,059	$587,932

During the nine months ended September 30, 2021, the Company had four customers that accounted for 81.0% of revenues and four customers that accounted for 82.4% of accounts receivable. During the year ended December 31, 2020, the Company had three customers that accounted for 68.5% of revenues and one customer that accounted for 29.9% of accounts receivable.